Share Based Compensation (Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assumptions
Risk-free interest rate	0.79%	1.10%	1.95%
Expected dividend yield	2.83%	2.38%	2.63%
Expected volatility of Huntington's common stock	35.00%	34.90%	30.00%
Expected option term (years)	5 years 6 months	6 years	6 years
Weighted-average grant date fair value per share	$ 1.71	$ 1.78	$ 1.40